Repurchase agreements and securities lending transactions accounted for as secured borrowings	12 Months Ended
Mar. 31, 2026
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements and securities lending transactions accounted for as secured borrowings
28. Repurchase agreements and securities lending transactions accounted for as secured borrowings
The following table shows the gross amounts of liabilities associated with repurchase agreements and securities lending transactions, by remaining contractual maturity at March 31, 2025 and 2026:

	Overnight and continuous	Up to 30 days	31-90 days	Greater than 90 days	Total
	(in billions of yen)
2025
Repurchase agreements	16,755	17,725	1,986	1,929	38,395
Securities lending transactions	1,303	302	—	70	1,675

Total	18,058	18,027	1,986	1,999	40,070

2026
Repurchase agreements	20,073	14,076	1,923	1,659	37,732
Securities lending transactions	1,771	198	—	99	2,067

Total	21,844	14,274	1,923	1,758	39,799

The following table shows the gross amounts of liabilities associated with repurchase agreements and securities lending transactions, by class of underlying collateral at March 31, 2025 and 2026:

	Repurchase agreements	Securities lending transactions
	(in billions of yen)
2025
Japanese government bonds and Japanese local government bonds	6,556	77
Foreign government bonds and foreign agency mortgage-backed securities	29,467	302
Commercial paper and corporate bonds	734	—
Equity securities	902	1,296
Other	736	—

Total (Note)	38,395	1,675

2026
Japanese government bonds and Japanese local government bonds	6,276	15
Foreign government bonds and foreign agency mortgage-backed securities	27,984	252
Commercial paper and corporate bonds	835	—
Equity securities	989	1,801
Other	1,648	—

Total (Note)	37,732	2,067

Note:
The above table does not include
securities-for-securities
lending transactions of ¥125 billion at March 31, 2025 and ¥
77

billion at March 31, 2026, where the MHFG Group acts as lender and receives securities that can be sold or pledged as collateral. In these transactions, the Group recognizes the securities received at fair value within Other assets and the obligation to return those securities as a liability within Other liabilities.

The MHFG Group is required to post securities as collateral with a fair value equal to or in excess of the principal amount of the cash borrowed under repurchase agreements. For securities lending transactions, the Group receives collateral in the form of cash. These contracts involve risks, including (1) the counterparty may fail to return the securities at maturity and (2) the fair value of the securities posted may decline below the amount of the Group’s obligation and therefore the counterparty may require additional amounts. The Group attempts to mitigate these risks by entering into transactions mainly with central counterparty clearing houses which revalue assets and perform margin maintenance activities on a regular basis, diversifying the maturities and counterparties, and using mainly highly liquid securities.